LEASE INTANGIBLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF OTHER INTANGIBLE ASSETS AND ACCUMULATED AMORTIZATION

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	March 31, 2026			December 31, 2025
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$932,175	$(931,029)	$1,146	$2,377,414	$(2,375,580)	$1,834
Leasing costs	468,427	(467,006)	1,421	1,090,384	(1,088,114)	2,270
	$1,400,602	$(1,398,035)	$2,567	$3,467,798	$(3,463,694)	$4,104

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	December 31, 2025			December 31, 2024
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$2,377,414	$(2,375,580)	$1,834	$2,515,264	$(2,504,799)	$10,465
Leasing costs	1,090,384	(1,088,114)	2,270	1,261,390	(1,252,078)	9,312
Above-market leases	—	—	—	—	—	—
	$3,467,798	$(3,463,694)	$4,104	$3,776,654	$(3,756,877)	$19,777

SCHEDULE OF AMORTIZATION EXPENSE LEASE INTANGIBLE ASSETS	Future aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:
Years ending December 31:
2026	$2,567
2027	—
Total	$2,567
Future aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:
2026	$4,104
2027	—
Thereafter	—
Total	$4,104